UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.     1200 17TH STREET, SUITE 850, DENVER, COLORADO     80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-572-6990

Date of fiscal year end:	09/30/2009

Date of reporting period:	03/31/2009

Item 1. Reports to Stockholders

May 26, 2009

Dear Shareholders,

Last year, the tax-exempt credit market was in utter chaos reaching a crescendo in December 2008. Conditions in the first quarter of 2009 have been more constructive as credit markets have been trying to return to what had previously been considered normal. High grade rated bonds have improved greatly in value but may now be overdone. Some bond mutual funds which were heavily penalized and lost as much as 50% of their value last year have recovered lost principal. However, the cumulative returns in the industry, during this period, have been abysmal.

At Colorado BondShares our performance, while not terrific, has at least been a little less volatile. From top to bottom of the move we lost 5.3% of principal last year which was offset in large part by earnings for the year. We have not yet rebounded in price quite as much as some of our competitors because we are still maintaining a staunchly defensive posture. Our historically high cash and near cash positions have been stable in price as expected and our non-rated bonds have remained at very nearly the same levels over the course of the first quarter. There is still great disagreement between buyers and sellers of the appropriate price levels in our markets. As a result, many new projects are going unfunded and existing projects are undervalued. Eventually, a consensus of opinion on prices will have to be reached so that trading can resume on a more efficient and predictable basis.

I am keenly aware of the future risks to fixed income investors posed by undisciplined expenditures in Washington and will continue to maintain a cautious approach to making long term investments on your behalf. On the bright side, I expect to see some great generational value available in the future brought about by ongoing financial disintermediation which is working its way down from Wall Street to the local level.

While some local governments will undoubtedly experience pain during the months ahead, I believe that many, whose debt we own, are better managed than their federal counterpart. Please find for your review on the following pages, the detailed financial results of the six-months ended March 31, 2009.

Thank you all very much for your support.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees
George N. Donnelly, Chairman of the Board
of Trustees, Interim President, Secretary,
Treasurer and Trustee
Bruce G. Ely, Trustee
James R. Madden, Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser
Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent
Freedom Funds Management Company

Distributor
SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities
UMB Bank, N.A.

Independent Registered Public Accounting Firm
Anton Collins Mitchell LLP

Legal Counsel
Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2009

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2009

*Cash & cash equivalents include cash, receivables less liabilities plus securities with a maturity date of one year or redemption feature of one year or less. This includes variable rate securities that carry an “A” rating or better, as identified in the accompanying Schedule of Investments.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2009

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares – A Tax-Exempt Fund	Value 10/01/08	Value 03/31/09	During Period[1]

Based on Actual Fund Return	$1,000.00	$997.10	$2.69
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.30	$2.72

1The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited)
March 31, 2009

Face Amount		Market Value

Colorado Municipal Bonds — 81.2%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,080,720
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	638,640
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	2,765,252
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,344,700
3,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% yield to call 8.125% due 12/1/2037	2,456,910
1,602,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,209,622
3,330,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.54% due 12/1/2023(h)	3,330,000
4,830,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.54% due 12/1/2038(h)	4,830,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.54% due 12/1/2038(h)	6,510,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	713,070
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	619,584
5,050,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	4,567,574
4,510,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,067,386
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	1,794,698
1,835,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,523,252
3,385,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019(b)	3,561,697
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022(b)	2,941,825
5,890,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2022(b)	7,094,505
3,951,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028(b)	4,930,967
4,550,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003A, 0.79% due 7/1/2032(h)	4,550,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
9,140,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 1.29% due 7/1/2032(h)	$9,140,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	335,935
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,063,775
815,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	698,773
1,090,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	883,783
235,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010(b)	246,301
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,475,871
1,945,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032(b)	2,302,374
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	620,087
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010(a)	3,268,447
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.650% due 1/1/2037(h)	424,179
5,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Housing Insured Mortgage Revenue 2002 Series AA, 0.45% due 10/1/2030(h)	5,000
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	18,770,450
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	5,928,950

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.54% due 12/1/2031(h)	$800,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.54% due 12/1/2028(h)	10,450,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027(b)	3,100,542
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,588,120
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 0.54% due 12/1/2036(h)	2,600,000
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	734,452
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	936,062
1,700,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,733,218
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	683,380
395,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	290,428
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023(c)	6,651,225
32,335,000	Ebert Metropolitan District G.O. LTD Tax Refunding Series 2004, 8.00% to yield 5.05% due 12/1/2034(b)	40,764,411
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	3,565,800
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	61,225
1,865,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,205,959
4,525,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,408,235
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019(b)	526,435
585,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	487,773
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,278,540
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	7,187,960

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$666,970
45,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	45,522
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,044,680
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	955,440
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	8,005,216
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,390,677
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028	29,418,025
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029	10,749,946
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029	10,734,980
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029	10,684,999
2,135,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.54% due 12/1/2038(h)	2,135,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	75,426
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	580,200
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043(e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	574,830
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,726,819
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00%-6.125% to yield 7.90% due 12/1/2026-12/1/2035	850,480
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	870,090
1,040,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021(b)	1,198,236

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,710,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	$3,000,837
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 11.70% due 12/1/2021(b)(h)	1,793,965
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	2,594,972
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	8,500,800
4,435,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019(b)	4,657,149
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	4,500,071
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,523,129
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	6,216,750
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	9,536,306
5,430,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	6,605,595
960,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	619,968
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	672,295
1,155,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	928,597
131,053	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	121,676
328,000	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)	175,319
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	1,420,160
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	579,780
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	2,860,200
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,506,840

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	$598,097
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,247,420
2,910,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019(b)	3,077,732
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,913,324
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021(b)	3,859,526
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	7,286,800
3,595,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,595,000
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	728,460
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	9,489,903
7,945,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014	7,434,931
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	15,818,568
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037	7,289,475
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	335,935
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	918,449
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,528,973

	Total Colorado Municipal Bonds (amortized cost $440,638,225)	$410,733,178

Colorado Capital Appreciation and Zero Coupon Bonds — 12.0%
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	$5,458,318
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	8,150,598

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	$325,686
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-2031(d)	3,319,539
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	1,653,833
16,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)	9,828,480
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023(d)	337,599
4,280,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2009-12/1/2023(d)	1,930,230
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
6,074,932	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 4/30/2009-12/1/2012(d)	5,263,480
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030(d)	6,336,480
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037(d)	2,667,627
10,535,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016(d)	6,392,322
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037(d)	5,632,914
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	1,936,496
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	1,591,688

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $63,263,465)	$60,843,422

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
Colorado Certificates of Participation — 4.3%
4,500,000	Castle Pines North Metropolitan District Variable Rate Certificates of Participation Series 2008, 0.55% due 12/1/2033(h)	$4,500,000
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	427,098
16,695,000	Town of Castle Rock Certificates of Participation Series 2008, 0.55% due 9/1/2037(h)	16,695,000

	Total Colorado Certificates of Participation Bonds (amortized cost $21,722,330)	$21,622,098

Other Municipal Bonds — 2.5%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 10.20% due 4/1/2037(g)	$4,904,915
663,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	506,744
988,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	737,572
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,185,400

	Total Other Municipal Bonds (amortized cost $12,732,077)	$12,334,631

Colorado Taxable Notes — 0.0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)	$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)	$227,347

Total Investments, at value	66.2%	$505,760,676
Other assets net of liabilities	33.8%	258,630,056

Net assets	100.0%	$764,390,732

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2009. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable or step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,198,787 and a market value of $1,655,635 or less than 1% of net assets, respectively, as of March 31, 2009.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2009

ASSETS

Investments, at value (amortized cost $538,583,444)	$505,760,676
— see accompanying schedule
Cash	201,010,205
Interest receivable	59,964,884
Receivable for shares of beneficial interest sold	655,357

TOTAL ASSETS	767,391,122

LIABILITIES
Payables and other liabilities:
Dividends payable	1,504,164
Payable for shares redeemed	1,007,230
Management fees payable	323,457
Accrued expenses payable	165,539

TOTAL LIABILITIES	3,000,390

NET ASSETS	$764,390,732

COMPOSITION OF NET ASSETS
Paid-in capital	$797,352,286
Undistributed net investment income	53,191
Accumulated net realized gain and (loss)	(191,977)
Net unrealized (depreciation) of investments (note 3)	(32,822,768)

NET ASSETS	$764,390,732

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 84,956,684 shares of beneficial interest outstanding at March 31, 2009, unlimited number of no par value shares authorized)	$9.00

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.45

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2009

INVESTMENT INCOME
Interest	$20,849,607
EXPENSES
Management fees (note 4)	1,875,984
Custodian fees (note 5)	20,048
Legal and auditing fees	59,150
Portfolio pricing fees	9,763
Registration fees	7,280
Shareholders’ reports	33,488
Transfer agency expenses (note 4)	45,500
Trustees’ fees	1,820
Other	6,461

Total expenses	2,059,494
Less expenses paid indirectly	(20,048)

Net expenses	2,039,446

NET INVESTMENT INCOME	18,810,161

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	63,337
Change in net unrealized appreciation (depreciation) on investments	(19,158,765)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(19,095,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(285,267)

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statements of Changes in Net Assets (unaudited)

	Six Months	Year Ended
	Ended March 31,	September 30,
	2009	2008
	(unaudited)

FROM OPERATIONS:
Net investment income	$18,810,161	$33,789,643
Net realized gain (loss) on investments	63,337	64,308
Change in unrealized appreciation (depreciation) on investments	(19,158,765)	(18,929,126)

Net increase (decrease) in net assets resulting from operations	(285,267)	14,924,825

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(19,470,676)	(33,075,937)
Net realized gain from investment transactions	(341,221)	(1,415,431)

Total distributions to shareholders	(19,811,897)	(34,491,368)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	71,386,772	244,202,635
Reinvested dividends and distributions	13,399,457	23,483,113
Redemption of shares	(55,400,314)	(70,670,856)

Increase in net assets derived from beneficial interest transactions	29,385,915	197,014,892

Net increase (decrease) in net assets	9,288,751	177,448,349
NET ASSETS:
Beginning of period	755,101,981	577,653,632

End of period	$764,390,732	$755,101,981

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended		For Fiscal Years Ended September 30,
For a share outstanding throughout the period	3/31/2009		2008	2007	2006	2005	2004
	(unaudited)

Net Asset Value, beginning of period	$9.24		$9.51	$9.45	$9.41	$9.35	$9.27
Net investment income(3)	0.23		0.49	0.55	0.47	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.23)		(0.26)	0.05	0.06	0.07	0.08

Increase from investment operations	0.00		0.23	0.60	0.53	0.55	0.55
Dividends to shareholders from net investment income	(0.23)		(0.48)	(0.54)	(0.47)	(0.48)	(0.47)
Distributions in excess of net investment income	—		—	—	(0.01)	—	—
Distributions from realized capital gains and ordinary income	(0.01)		(0.02)	—	(0.01)	(0.01)	—

Total Distributions	(0.24)		(0.50)	(0.54)	(0.49)	(0.49)	(0.47)

Net increase (decrease) in net asset value	(0.24)		(0.27)	0.06	0.04	0.06	0.08

Net Asset Value, end of period	$9.00		$9.24	$9.51	$9.45	$9.41	$9.35

Total Return, at Net Asset Value(1)	(0.04	)%+	2.53%	6.59%*	5.72%	6.14%	6.19%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.99	%**	5.23%	5.78%	4.97%	5.10%	5.08%
Total expenses	0.55	%**	0.57%	0.61%	0.61%	0.58%	0.63%
Net expenses	0.54	%**	0.55%	0.56%	0.57%	0.55%	0.60%
Net assets, end of period (000s)	$764,391		$755,102	$577,654	$440,563	$368,429	$312,651

Portfolio turnover rate(2)	7.66	%+	7.04%	13.75%	5.27%	4.40%	2.57%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(*)	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2009 were $61,677,402 and $34,287,281, respectively.

(3)	Net investment income per share was calculated using an average shares method.

+	Not Annualized

**	Annualized

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation

The values of most investment securities are determined at their market price using prices provided by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. As part of the process of determining “fair value”, the Fund’s Board of Trustees will periodically obtain independent broker quotes for these securities. The Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original issue discount on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities are stated at amortized cost, which approximates fair value.

(b)	Fair Value Measurements

On January 23, 2009, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements in an effort to establish a framework for measuring fair value in generally accepted accounting principals (GAAP) which requires expanded disclosure of those fair value measures. The issue date for FAS No. 157 was September 2006, effective for fiscal years beginning after November 15, 2007.

Preliminary changes to FAS 157 (FSP FAS 157-c) were proposed at a meeting of Financial Accounting Standard Board on February 25, 2009 with a 30-day comment period. The proposed guidance would be effective for periods beginning after July 1, 2009. It is believed at this time that the proposed changes would not materially affect the Fund’s financial statements.

FAS No. 157 employs a hierarchical prioritization that classifies securities based on valuation techniques used to measure fair value and then assigns them into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair market of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by FAS 157 fair value hierarchy levels as of March 31, 2009:

There were no Level 1 securities at the beginning or end of the period.

The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2009 (in thousands):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
	(Level 1)	(Level 2)	(Level 3)	March 31, 2009

Assets Investments in securities, at fair value	—	$462,827	$42,934	$505,761

Change in
	Level 3					Unrealized
	Beginning					Gains (Losses)
	Balance	Realized and	Purchases,	Net Transfers	Level 3 Ending	for Investments
	October 1,	Unrealized	Sales and	In and/or (Out)	Balance	Still Held at
	2008	Gains (Losses)	Settlements	of Level 3	March 31, 2009	March 31, 2009

Assets Investments in securities, at fair value	$45,493	$(2,491)	$(68)	—	$42,934	$(2,491)

Realized and unrealized gains and losses are included in net gain (loss) on investments in the Statement of Operations.

(c)	Income Taxes

The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty In Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the fund to analyze all open tax years, 2004 – 2007 as defined by statute of limitations, for all major jurisdictions, including federal and certain state tax authorities. As of March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

(d)	Other/Security Credit Risk

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities.

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

for which the accrual of interest income has been discontinued approximates $12,977,529 and such bonds have a market value of $3,738,756 or less than 1% of net assets, as of March 31, 2009. These securities have been identified on the accompanying Schedule of Investments.

(e)	Uses of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchases commitments.

(h)	New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities” (“SFAS 161”), which requires qualitative disclosures about objectives and strategies for using derivatives, gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS 161 on the Fund’s financial statement disclosures.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(2)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,879,217	$71,386,772	26,000,439	$244,202,635
Dividends reinvested	1,480,002	13,399,457	2,493,101	23,483,113

	9,359,219	84,786,229	28,493,540	267,685,748
Shares redeemed	(6,113,874)	(55,400,314)	(7,516,229)	(70,670,856)

Net increase in shares outstanding	3,245,345	$29,385,915	20,977,311	$197,014,892

(3)	Unrealized Gains and Losses

At March 31, 2009, the net unrealized depreciation on investments of $32,822,768 was comprised of gross appreciation of $20,503,749 and gross depreciation of $53,326,517.

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2009. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

(5)    Earnings Credits on Cash Balances

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $20,048, for the period ended March 31, 2009.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(6)	Contingencies

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

Officers and Trustees of the Fund

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed.

Non-Interested Trustees

	Position held with	Principal Occupation
	the Fund and Length	During the	Other Directorships
Name, Address and Age	of Time Served	Past Five Years:	Held By Director

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 58	Trustee since July 2002	Mr. Ely is currently the Regional Marketing Director for MBIA Municipal Investors Service Corporation in Colorado.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 65	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 62	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly is currently a Senior Regional Vice President for Phoenix Life Insurance Company.	None

*	George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table below. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Other Information (Unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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Item 2. CODE OF ETHICS.
Not required in this filing.
Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6. INVESTMENTS.
(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report.
(b) Not applicable.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
          As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded, as a result of the changes to the registrant’s internal control over financial reporting effected beginning in the December 2008 quarter as described in paragraph (b) below, that the registrant’s disclosure controls and procedures were effective, as of that date.
(b) There were changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
          As disclosed in the registrant’s Form N-Q filed March 2, 2009 and its Form N-CSR filed December 10, 2008, in November of 2008 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2008, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the financial reporting process to eliminate the reasonable possibility that a material misstatement of the registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. Specifically, due to the reliance by the registrant on manual spreadsheets for its primary accounting system and lack of adequate monitoring controls, management failed to detect a financial statement adjustment recorded in the incorrect accounting period. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as an Exhibit to the registrant’s Form N-SAR filed December 1, 2008.
          In November of 2008, the registrant began to implement changes to its internal control over financial reporting to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes. The registrant implemented a portfolio management, reporting and accounting system tailored to the investment management industry with the intention of reducing management’s reliance on manual spreadsheets as the registrant’s primary accounting system. The costs of acquiring and implementing the new system were borne by the registrant’s investment advisor and not by the registrant. During the quarter ended March 31, 2009, the registrant continued to enhance the system with additional reporting and automated processing features to further strengthen the registrant’s internal control processes. Additional modifications to the system are also expected to be made in future reporting periods in response to any management, accounting or disclosure needs, including any that may result from the changing regulatory environment.
ITEM 12. EXHIBITS.

(a)(2)(i)	President’s (Principal Executive Officer) Section 302 Certification
(a)(2)(ii)	Treasurer’s (Principal Financial Officer) Section 302 Certification
(b)	Combined President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer

Date: June 10, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: June 10, 2009

EXHIBIT INDEX
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.